Financial Risk Management - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) from currency exchanges		$ (46,508)	$ (24,190)	$ (9,220)
Debtor-in-possession financing, amount arranged	$ 2,000,000
Debtor-in-possession financing, amendments to arrangement, increase (decrease) in amount arranged	1,217,000
Debtor reorganization items, debtor-in-possession facility financing costs		$ 219,600
Tranche A Senior Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Debtor-in-possession financing, borrowings outstanding	1,270,000
Debtor-in-possession financing, amendments to arrangement, increase (decrease) in amount arranged	881,000
Tranche B Subordinated Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Debtor-in-possession financing, borrowings outstanding	722,000
Debtor-in-possession financing, amendments to arrangement, increase (decrease) in amount arranged	$ 336,000
Commodity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of change in jet fuel prices		1.00%
Increase in profit due to change in fuel prices		$ 3,255	$ 12,041